VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Value of In-Force Business - In-Force - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Value of In-Force Business [Line Items]
Acquired value of in-force non-participating investment contracts	£ 221	£ 247
Value of in-force insurance and participating investment contracts	5,396	5,311
Total value of in-force business	£ 5,617	£ 5,558